Stock-based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Options , Beginning balance	1,323,151	461,100
Number of Share Option, Reverse Recapitalization		93,153
Number of shares Options , Granted	24,926	835,839
Number of shares Options, Exercised	(5,947)	(39,395)
Number of shares Options, Forfeited	(32,174)	(20,091)
Number of shares Options, Cancelled	(36,237)	(7,455)
Number of shares Options, Ending balance	1,273,719	1,323,151	461,100
Exercisable at March 31, 2024	434,915	368,036
Weighted average exercise price, Beginning balance	$ 23.49	$ 14.95
Weighted- Average Exercise Price Reverse Recapitalization		121.91
Weighted average exercise price, Granted	46.65	17.33
Weighted average exercise price, Exercised	23.38	16.41
Weighted average exercise price, Fofeited	18.09	20.07
Weighted- Average Exercise Price Cancelled	117.15	18.85
Weighted average exercise price, Ending balance	21.42	23.49	$ 14.95
Weighted average exercise price, Options Exercisable, Ending balance	$ 27.76	$ 34.6
Weighted average remaining contractual term (in years), Outstanding	8 years 6 months	8 years 4 months 24 days	8 years
Weighted average remaining contractual term (in years), Options exercisable as of December 31, 2022	7 years	6 years 8 months 12 days
Aggregate intrinsic value, Outstanding, Beginning balance	$ 36,310	$ 2,953
Aggregate intrinsic value, Outstanding, Ending balance	85,695	36,310	$ 2,953
Aggregate intrinsic value, Options exercisable as of Exercisable	$ 25,584	$ 8,457